Long-Term Debt (Schedule of Future Contractual Maturities of Long-term Debt) (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
2016	$ 16.5
2017	16.5
2018	16.5
2019	16.5
2020	16.5
Thereafter	3,669.9
Total	$ 3,752.4	$ 3,260.8